Nature of business and organization (Tables)	12 Months Ended
Jun. 30, 2013
Nature Of Business and Organization [Abstract]
Schedule of activities of the company's entities

Name	Background	Ownership
Top Favour	• A British Virgin Islands company • Incorporated on July 2, 2008	100%
Hongyuan	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on March 18, 2009 • Registered capital of $3 million fully funded	100%
Hongli

• A PRC limited liability company

• Incorporated on June 5, 1996

• Initial registered capital of $1,055,248 or 8,808,000 Renminbi (“RMB”), further increased to $4,001,248 (RMB 28,080,000) on August 26, 2010, fully funded

• 85.40% of equity interests held by Jianhua Lv, the Company’s Chief Executive Officer (“CEO”) and Chairman of the Board of Directors

• Operates a branch, Baofeng Coking Factory (“Baofeng Coking”)

VIE by contractual arrangements
Baofeng Hongchang Coal Co., Ltd. (“Hongchang Coal”)	• A PRC limited liability company • Incorporated on July 19, 2007 • Registered capital of $396,000 (RMB 3,000,000) fully funded	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Shunli Coal Co., Ltd.(“Shunli Coal”)

• A PRC limited liability company

• Incorporated on August 13, 2009

• Registered capital of $461,700 (RMB3,000,000) fully funded

• Acquired by Hongchang Coal on May 20, 2011

• Dissolved on July 4, 2012

VIE by contractual arrangements as an indirect wholly-owned subsidiary of Hongli
Baofeng Hongguang Power Co., Ltd. (“Hongguang Power”)	• A PRC limited liability company • Incorporated on August 1, 2006 • Registered capital of $2,756,600 (RMB 22,000,000) fully funded	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Xingsheng Coal Co., Ltd. (“ Xingsheng Coal”)	• A PRC limited liability company • Incorporated on December 6, 2007 • Registered capital of $559,400 (RMB 3,634,600) fully funded • 60% of equity ownership acquired by Hongli on May 20, 2011	VIE by contractual arrangements as a 60% owned subsidiary of Hongli
Baofeng Shuangrui Coal Co., Ltd. ( “Shuangrui Coal”)

• A PRC limited liability company

• Incorporated on March 17, 2009

• Registered capital of $620,200 (RMB4,029,960) fully funded

• 60% of equity ownership acquired by Hongli on May 20, 2011

• 100% of equity ownership acquired by Hongchang on June 20, 2012

VIE by contractual arrangements as a 100% owned subsidiary of Hongchang
Zhonghong Energy Investment Company (“Zhonghong”)

• A PRC company

• Incorporated on December 30, 2010

• Registered capital of $7,842,800 (RMB51,000,000) fully funded equity interests of 100% held by three nominees on behalf of Hongli pursuant to share entrustment agreements

VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Hongrun Coal Chemical Co., Ltd. (“Hongrun”)	• A PRC limited liability company • Incorporated on May 17, 2011 • Registered capital of $ 4,620,000 (RMB30 million) fully funded	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli

Schedule of financial data of Hongli and its subsidiaries

	June 30, 2013	June 30, 2012
Total current assets	$31,713,194	$58,535,803
Total assets	$188,868,385	$184,771,289
Total current liabilities	$97,057,869	$53,633,472
Total liabilities	$97,057,869	$90,065,472